Consolidated Statements of Stockholders' Equity - USD ($)	Preferred Stock [Member] Series B Preferred Stock [Member]	Common Stock [Member]	Subscription Receivable [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2022		$ 2	$ (15,544)	$ 27,407,815	$ (26,655,980)	$ 736,293
Balance, shares at Dec. 31, 2022		19,799
Stock-based compensation				6,645,891		6,645,891
Stock-based compensation, shares		662
Offering costs				(437,665)		(437,665)
Net loss					(12,616,408)	(12,616,408)
Issuance of Common Stock upon exercise of warrants				1,035,000		1,035,000
Issuance of Common Stock upon exercise of warrants, shares		400
Sale of Common Stock for cash			(86,370)	1,598,630		1,512,260
Sale of Common Stock for cash, shares		293
Receipt of subscription receivable			95,190			95,190
Recapitalization		2		(2,128,547)		(2,128,545)
Recapitalization, shares		19,977
Issuance of Common Stock pursuant to Forward Purchase Agreement				1,221,945		1,221,945
Issuance of Common Stock pursuant to Forward Purchase Agreement, shares		2,222
Balance at Dec. 31, 2023		$ 4	(6,724)	35,343,069	(39,272,388)	(3,936,039)
Balance, shares at Dec. 31, 2023		43,353
Stock-based compensation				1,199,318		1,199,318
Offering costs				(155,000)		(155,000)
Net loss					(3,229,049)	(3,229,049)
Sale of Series B Convertible Preferred Units				1,500,025		1,500,025
Sale of Series B Convertible Preferred Units, shares	150	1,111
Issuance of Common Stock upon exercise of warrants		$ 1		742,473		742,474
Issuance of Common Stock upon exercise of warrants, shares		6,892
Sale of Common Stock for cash				1,110,000		1,110,000
Sale of Common Stock for cash, shares		4,444
Balance at Mar. 31, 2024		$ 5	(6,724)	39,739,885	(42,501,437)	(2,768,271)
Balance, shares at Mar. 31, 2024	150	55,800
Balance at Dec. 31, 2023		$ 4	(6,724)	35,343,069	(39,272,388)	(3,936,039)
Balance, shares at Dec. 31, 2023		43,353
Net loss						(9,331,487)
Balance at Sep. 30, 2024		$ 14	(6,724)	44,122,723	(49,144,130)	(5,028,117)
Balance, shares at Sep. 30, 2024	200	148,836
Balance at Dec. 31, 2023		$ 4	(6,724)	35,343,069	(39,272,388)	(3,936,039)
Balance, shares at Dec. 31, 2023		43,353
Stock-based compensation		$ 3		4,287,233		4,287,236
Stock-based compensation, shares	50	25,889
Series B Preferred Stock conversion		$ 29		(29)
Series B Preferred Stock conversion, shares	(350)	293,184
Net loss					(12,733,435)	(12,733,435)
Sale of Series B Convertible Preferred Units				1,500,025		1,500,025
Sale of Series B Convertible Preferred Units, shares	150	1,111
Issuance of Common Stock upon exercise of warrants		$ 1		742,473		742,474
Issuance of Common Stock upon exercise of warrants, shares		6,891
Sale of Common Stock for cash		$ 97		11,849,909		11,850,006
Sale of Common Stock for cash, shares		976,372
Issuance of Common Stock for settlement of accounts payable and accrued liabilities		$ 16		2,916,882		2,916,898
Issuance of Common Stock for settlement of accounts payable and accrued liabilities, shares		162,481
Series A Preferred Stock conversion		$ 1		550,999		551,000
Series A Preferred Stock conversion, shares		10,166
Issuance of Common Stock from warrant exchange		$ 5		540,250	(540,255)
Issuance of Common Stock from warrant exchange, shares		53,528
Issuance of Series B Preferred Stock upon exercise of warrants				4,000,000		4,000,000
Issuance of Series B Preferred Stock upon exercise of warrants, shares	400
Offering costs		$ 6		(2,665,711)		(2,665,705)
Offering costs, shares		56,886
Balance at Dec. 31, 2024		$ 162	(6,724)	59,065,100	(52,546,078)	6,512,460
Balance, shares at Dec. 31, 2024	250	1,629,861
Balance at Mar. 31, 2024		$ 5	(6,724)	39,739,885	(42,501,437)	(2,768,271)
Balance, shares at Mar. 31, 2024	150	55,800
Stock-based compensation				1,201,728		1,201,728
Net loss					(3,220,556)	(3,220,556)
Sale of Common Stock for cash		$ 1		617,278		617,279
Sale of Common Stock for cash, shares		9,778
Balance at Jun. 30, 2024		$ 6	(6,724)	41,558,891	(45,721,993)	(4,169,820)
Balance, shares at Jun. 30, 2024	150	65,578
Stock-based compensation				1,313,358		1,313,358
Stock-based compensation, shares	50	889
Offering costs				(253,433)		(253,433)
Net loss					(2,881,882)	(2,881,882)
Issuance of Common Stock upon exercise of warrants		$ 5		540,250	(540,255)
Issuance of Common Stock upon exercise of warrants, shares		53,535
Issuance of Common Stock for settlement of accounts payable and accrued liabilities		$ 2		411,670		411,672
Issuance of Common Stock for settlement of accounts payable and accrued liabilities, shares		18,667
Series A Preferred Stock conversion		$ 1		551,987		551,988
Series A Preferred Stock conversion, shares		10,167
Balance at Sep. 30, 2024		$ 14	(6,724)	44,122,723	(49,144,130)	(5,028,117)
Balance, shares at Sep. 30, 2024	200	148,836
Balance at Dec. 31, 2024		$ 162	(6,724)	59,065,100	(52,546,078)	6,512,460
Balance, shares at Dec. 31, 2024	250	1,629,861
Stock-based compensation		$ 3		550,933		550,936
Stock-based compensation, shares		25,485
Issuance of Series B Convertible Preferred Stock upon exercise of warrants				11,000,000		11,000,000
Issuance of Series B Convertible Preferred Stock upon exercise of warrants, shares	1,100
Series B Preferred Stock conversion		$ 53		(53)
Series B Preferred Stock conversion, shares	(50)	532,100
Offering costs				(1,270,000)		(1,270,000)
Net loss					(3,169,804)	(3,169,804)
Balance at Mar. 31, 2025		$ 218	(6,724)	69,345,980	(55,715,882)	13,623,592
Balance, shares at Mar. 31, 2025	1,300	2,187,446
Balance at Dec. 31, 2024		$ 162	(6,724)	59,065,100	(52,546,078)	6,512,460
Balance, shares at Dec. 31, 2024	250	1,629,861
Net loss						(7,520,876)
Balance at Sep. 30, 2025		$ 350	(6,724)	69,302,341	(60,066,954)	9,229,013
Balance, shares at Sep. 30, 2025	989	3,501,701
Balance at Mar. 31, 2025		$ 218	(6,724)	69,345,980	(55,715,882)	13,623,592
Balance, shares at Mar. 31, 2025	1,300	2,187,446
Stock-based compensation		$ 15		763,117		763,132
Stock-based compensation, shares		145,000
Series B Preferred Stock conversion		$ 93		(93)
Series B Preferred Stock conversion, shares	(311)	929,255
Offering costs				(675,000)		(675,000)
Net loss					(2,385,023)	(2,385,023)
Balance at Jun. 30, 2025		$ 326	(6,724)	69,434,004	(58,100,905)	11,326,701
Balance, shares at Jun. 30, 2025	989	3,261,701
Stock-based compensation				175,586		175,586
Series B Preferred Stock conversion		$ 24		(24)
Series B Preferred Stock conversion, shares		240,000
Offering costs				(307,225)		(307,225)
Net loss					(1,966,049)	(1,966,049)
Balance at Sep. 30, 2025		$ 350	$ (6,724)	$ 69,302,341	$ (60,066,954)	$ 9,229,013
Balance, shares at Sep. 30, 2025	989	3,501,701